John Hancock
Classic Value Fund
Quarterly portfolio holdings 7/31/2024

Fund’s investments
As of 7-31-24 (unaudited)
	Shares	Value
Common stocks 97.6%		$1,251,787,632
(Cost $971,369,290)
Communication services 5.3%		68,140,746
Entertainment 1.9%
The Walt Disney Company	257,236	24,100,441
Media 3.4%
Charter Communications, Inc., Class A (A)	115,981	44,040,305
Consumer discretionary 9.9%		126,525,346
Automobile components 6.4%
Lear Corp.	332,805	40,615,522
Magna International, Inc. (B)	912,513	40,488,202
Household durables 1.8%
Newell Brands, Inc.	2,717,062	23,339,563
Textiles, apparel and luxury goods 1.7%
PVH Corp.	216,512	22,082,059
Consumer staples 4.9%		63,328,595
Consumer staples distribution and retail 2.4%
Dollar General Corp.	259,347	31,222,785
Food products 2.5%
Tyson Foods, Inc., Class A	527,189	32,105,810
Energy 4.6%		59,560,724
Energy equipment and services 2.1%
NOV, Inc.	1,320,794	27,498,931
Oil, gas and consumable fuels 2.5%
Shell PLC, ADR	437,883	32,061,793
Financials 30.6%		392,589,692
Banks 13.0%
Bank of America Corp.	843,523	34,002,412
Citigroup, Inc.	898,226	58,276,903
JPMorgan Chase & Co.	118,241	25,161,685
Wells Fargo & Company	837,283	49,684,373
Capital markets 3.5%
The Goldman Sachs Group, Inc.	52,103	26,521,990
UBS Group AG	601,280	18,146,630
Consumer finance 3.4%
Capital One Financial Corp.	292,183	44,236,506
Financial services 7.7%
Equitable Holdings, Inc.	846,960	36,935,926
Global Payments, Inc.	375,042	38,119,269
Voya Financial, Inc.	321,646	23,393,314
Insurance 3.0%
MetLife, Inc.	495,910	38,110,684
Health care 21.1%		270,540,441
Health care equipment and supplies 6.2%
Baxter International, Inc.	1,420,204	50,871,707
Medtronic PLC	351,144	28,203,886
Health care providers and services 9.8%
CVS Health Corp.	754,107	45,495,275
2	JOHN HANCOCK CLASSIC VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Fresenius Medical Care AG, ADR (B)	2,022,050	$39,005,345
Humana, Inc.	113,291	40,967,159
Pharmaceuticals 5.1%
Bristol-Myers Squibb Company	707,965	33,670,815
Pfizer, Inc.	1,058,489	32,326,254
Industrials 3.3%		41,857,543
Professional services 3.3%
SS&C Technologies Holdings, Inc.	573,784	41,857,543
Information technology 10.3%		131,836,243
Electronic equipment, instruments and components 1.9%
TE Connectivity, Ltd.	158,851	24,515,475
IT services 5.5%
Amdocs, Ltd.	355,464	31,092,436
Cognizant Technology Solutions Corp., Class A	523,344	39,606,674
Semiconductors and semiconductor equipment 2.9%
Skyworks Solutions, Inc.	322,317	36,621,658
Materials 4.6%		59,138,079
Chemicals 4.6%
Dow, Inc.	1,085,700	59,138,079
Utilities 3.0%		38,270,223
Electric utilities 3.0%
Edison International	478,318	38,270,223

	Yield (%)	Shares	Value
Short-term investments 5.9%			$75,452,985
(Cost $75,441,154)
Short-term funds 5.9%			75,452,985
John Hancock Collateral Trust (C)	5.4652(D)	4,546,587	45,465,419
State Street Institutional Treasury Money Market Fund, Premier Class	5.2115(D)	29,987,566	29,987,566

Total investments (Cost $1,046,810,444) 103.5%	$1,327,240,617
Other assets and liabilities, net (3.5%)	(44,561,923)
Total net assets 100.0%	$1,282,678,694

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-24. The value of securities on loan amounted to $43,764,041.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-24.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CLASSIC VALUE FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,546,587	$48,022,361	$291,682,786	$(294,257,519)	$8,259	$9,532	$69,409	—	$45,465,419
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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